INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
Changes in the carrying amounts of the intangible assets are as follows:

CHF in millions	Brands and Customers Relationships	Licenses and Rights	Software	Other Intangible Assets	Total
Cost:
1 January 2024	1,955.8	652.1	635.2	17.2	3,260.3
Additions	—	2.0	99.9	—	101.9
Retirements and disposals	—	(153.5)	(32.6)	(8.0)	(194.1)
Reclassifications	—	—	76.4	—	76.4
Other	1.9	—	—	3.6	5.5
31 December 2024	1,957.7	500.6	778.9	12.8	3,250.0
Additions	3.1	218.7	82.4	7.8	312.0
Retirements and disposals	—	—	(22.2)	(0.1)	(22.3)
Reclassifications	—	—	60.2	—	60.2
Other	0.2	(1.6)	0.6	12.4	11.6
31 December 2025	1,961.0	717.7	899.9	32.9	3,611.5

CHF in millions	Brands and Customers Relationships	Licenses and Rights	Software	Other Intangible Assets	Total
Accumulated amortisation:
1 January 2024	(1,026.9)	(319.5)	(375.3)	(8.7)	(1,730.4)
Amortisation	(321.7)	(69.0)	(155.0)	(4.2)	(549.9)
Retirements and disposals	—	153.5	32.6	8.0	194.1
Reclassifications	—	—	(65.5)	—	(65.5)
Other	—	—	(13.9)	—	(13.9)
31 December 2024	(1,348.6)	(235.0)	(577.1)	(4.9)	(2,165.6)
Amortisation	(320.2)	(71.6)	(122.3)	(4.7)	(518.8)
Retirements and disposals	—	—	22.2	0.1	22.3
Reclassifications	—	—	—	—	—
Other	0.1	(0.2)	(3.5)	(11.3)	(14.9)
31 December 2025	(1,668.7)	(306.8)	(680.7)	(20.8)	(2,677.0)

CHF in millions	Brands and Customers Relationships	Licenses and Rights	Software	Other Intangible Assets	Total
Intangible assets subject to amortisation, net:
Net carrying amount at 31 December 2024	609.1	265.6	201.8	7.9	1,084.4
Net carrying amount at 31 December 2025	292.3	410.9	219.2	12.1	934.5

Brands and customer relationships
As of 31 December 2025, the most significant intangible assets are the customer base of former Sunrise Communications Group AG with a carrying amount of CHF 261.7 million as well as the Sunrise brand with a carrying amount of CHF 17.0 million. Both assets originated from the acquisition by former UPC GmbH in 2020 (renamed to Sunrise GmbH in 2022). The remaining useful lives are 1 year and 5 years, respectively.

Licenses and rights
As of 31 December 2025, licenses and rights consist primarily of two spectrum licenses and the broadcasting rights for the Swiss Ice Hockey National League. The frequency usage rights acquired in January 2013 are mostly used for 4G. The carrying amount is CHF 90.4 million with a remaining useful life of 3 years.

The frequency usage rights acquired in July 2019 are used for 5G. The carrying amount is CHF 50.7 million with a remaining useful life of 9 years.

Sunrise originally acquired the national and international broadcasting rights to National League ice-hockey matches in 2022 under a multi-season licence agreement. In August 2025, Sunrise agreed with National League AG to extend this rights framework through to the 2034/35 season. The extension covers an additional eight-season period and resulted in additions to intangible assets of CHF 216 million during the year, reflecting the consideration for the prolonged licensing rights. Following the extension, Sunrise updated the remaining useful life of the broadcasting-rights asset to a combined ten-year period, accounted for as a prospective change in accounting estimate in accordance with IAS 8. The asset is amortised on a straight-line basis over the revised term. The carrying amount of CHF 264.4 million of the broadcasting-rights intangible asset as at 31 December 2025 reflects both the original 2022 rights and the incremental cost recognised in 2025.

Software
Software mainly includes licenses and developments for Customer Relationship Management ('CRM') and accounting applications with varying remaining useful lives of less than 5 years.